Finance costs and finance income - Reconciliation of fair value measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance costs and finance income
Beginning balance	$ 15,755	$ 17,570	$ 19,343
Variation of the fair value in results	655	(1,815)	(1,773)
Final balance	$ 16,410	$ 15,755	$ 17,570